Earnings (Loss) Per Share Attributable to Quad/Graphics Common Shareholders	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings (Loss) Per Share Attributable to Quad/Graphics Common Shareholders
Earnings (Loss) Per Share Attributable to Quad/Graphics Common Shareholders

Basic earnings (loss) per share attributable to Quad/Graphics common shareholders is computed as net earnings (loss) attributable to Quad/Graphics common shareholders less the allocation of participating securities, divided by the basic weighted average common shares outstanding of 47.5 million and 47.4 million shares for the three and nine months ended September 30, 2014, respectively, and 47.0 million and 46.9 million shares for the three and nine months ended September 30, 2013, respectively. The calculation of diluted earnings per share includes the effect of any dilutive equity incentive instruments. The Company uses the treasury stock method to calculate the effect of outstanding dilutive equity incentive instruments, which requires the Company to compute total proceeds as the sum of (1) the amount the employee must pay upon exercise of the award, (2) the amount of unearned stock-based compensation costs attributed to future services and (3) the amount of tax benefits, if any, that would be credited to additional paid-in capital assuming exercise of the award. Equity incentive instruments for which the total employee proceeds from exercise exceed the average fair value of the same equity incentive instrument over the period have an anti-dilutive effect on earnings per share during periods with net losses, and accordingly, the Company excludes them from the calculation. Due to the net loss attributable to Quad/Graphics common shareholders incurred during the nine months ended September 30, 2014 and 2013, the assumed exercise of all equity incentive instruments was anti-dilutive and, therefore, not included in the diluted loss per share attributable to Quad/Graphics common shareholders calculation for those periods. Anti-dilutive equity instruments of 2.0 million and 2.9 million of class A common shares were excluded from the computation of diluted net earnings (loss) per share for the three and nine months ended September 30, 2014, respectively. Anti-dilutive equity instruments of 0.8 million and 2.8 million of class A common shares were excluded from the computation of diluted net earnings (loss) per share for the three and nine months ended September 30, 2013, respectively. Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are required to be treated as participating securities and included in the computation of earnings (loss) per share pursuant to the two-class method. The Company's participating securities are composed of unvested stock options granted on November 18, 2011. The Company's participating securities had no impact on basic and diluted earnings per share attributable to Quad/Graphics common shareholders for the three months ended September 30, 2014, and increased basic and diluted loss per share attributable to Quad/Graphics common shareholders by $0.01 for the nine months ended September 30, 2014. The Company's participating securities decreased basic and diluted earnings per share attributable to Quad/Graphics common shareholders by $0.01 for the three months ended September 30, 2013, and increased basic and diluted loss per share attributable to Quad/Graphics common shareholders by $0.02 for the nine months ended September 30, 2013.

Reconciliations of the numerator and the denominator of the basic and diluted per share computations for the Company's common stock, for the three and nine months ended September 30, 2014 and 2013, are summarized as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Numerator:
Net earnings (loss) attributable to Quad/Graphics common shareholders	$24.4	$13.0	$(7.2)	$(28.2)
Adjustments to net earnings (loss) attributable to Quad/Graphics common shareholders
Allocation to participating securities	(0.2)	(0.3)	(0.4)	(0.9)
Net earnings (loss) attributable to Quad/Graphics common shareholders – adjusted	$24.2	$12.7	$(7.6)	$(29.1)

Denominator:
Basic weighted average number of common shares outstanding for all classes of common shares	47.5	47.0	47.4	46.9
Plus: effect of dilutive equity incentive instruments	1.1	1.1	—	—
Diluted weighted average number of common shares outstanding for all classes of common shares	48.6	48.1	47.4	46.9

Earnings (loss) per share attributable to Quad/Graphics common shareholders:
Basic	$0.51	$0.27	$(0.16)	$(0.62)
Diluted	$0.50	$0.26	$(0.16)	$(0.62)

Cash dividends paid per common share for all classes of common shares	$0.30	$0.30	$0.90	$0.90

Earnings (Loss) Per Share Attributable to Quad/Graphics Common Shareholders

Basic earnings (loss) per share attributable to Quad/Graphics common shareholders is computed as net earnings (loss) attributable to Quad/Graphics common shareholders less the allocation of participating securities, divided by the basic weighted average common shares outstanding of 47.0 million, 46.8 million and 47.1 million shares for the years ended December 31, 2013, 2012 and 2011, respectively. The calculation of a diluted earnings per share amount includes the effect of any dilutive equity incentive instruments. The Company uses the treasury stock method to calculate the effect of outstanding dilutive equity incentive instruments, which requires the Company to compute total proceeds as the sum of (1) the amount the employee must pay upon exercise of the award, (2) the amount of unearned stock-based compensation costs attributed to future services and (3) the amount of tax benefits, if any, that would be credited to additional paid-in capital assuming exercise of the award. Equity incentive instruments for which the total employee proceeds from exercise exceed the average fair value of the same equity incentive instrument over the period have an anti-dilutive effect on earnings per share during periods with net earnings from continuing operations, and accordingly, the Company excludes them from the calculation. Anti-dilutive equity incentive instruments of 1.6 million and 3.2 million of class A common shares were excluded from the computations of diluted net earnings per share for the years ended December 31, 2013 and 2012, respectively. Due to the net loss from continuing operations attributable to Quad/Graphics common shareholders incurred during the year ended December 31, 2011, the assumed exercise of all equity incentive instruments was anti-dilutive and, therefore, not included in the diluted loss per share attributable to Quad/Graphics common shareholders calculation for that period.

Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are required to be treated as participating securities and included in the computation of earnings (loss) per share pursuant to the two-class method. The Company's participating securities are composed of unvested stock options granted on November 18, 2011, and reduced basic and diluted earnings per share attributable to Quad/Graphics common shareholders by $0.02 and $0.07 per diluted share for the years ended December 31, 2013 and 2012, respectively. There was no impact to basic and diluted earnings per share attributable to Quad/Graphics common shareholders during 2011.

Reconciliations of the numerator and the denominator of the basic and diluted per share computations for the Company's common stock, including the impact of discontinued operations, for the years ended December 31, 2013, 2012 and 2011 are summarized as follows:

	2013	2012	2011
Numerator:
Net earnings (loss) from continuing operations	$30.9	$56.3	$(8.0)
Adjustments to net earnings (loss) from continuing operations
Net (earnings) loss attributable to noncontrolling interests	1.6	0.3	(0.3)
Allocation to participating securities	(1.1)	(3.2)	—
Net earnings (loss) from continuing operations - adjusted	$31.4	$53.4	$(8.3)

Loss from discontinued operations, net of tax	$—	$(3.2)	$(38.6)
Adjustments to loss from discontinued operations, net of tax
Gain on disposal of discontinued operations, net of tax	—	34.0	—
Income (loss) from discontinued operations, net of tax	$—	$30.8	$(38.6)

Net earnings (loss) attributable to Quad/Graphics common shareholders	$32.5	$87.4	$(46.9)
Adjustments to net earnings (loss) attributable to Quad/Graphics common shareholders
Allocation to participating securities	(1.1)	(3.2)	—
Net earnings (loss) attributable to Quad/Graphics common shareholders - adjusted	$31.4	$84.2	$(46.9)

Denominator:
Basic weighted average number of common shares outstanding for all classes of common shares	47.0	46.8	47.1
Plus: effect of dilutive equity incentive instruments	1.0	0.4	—
Diluted weighted average number of common shares outstanding for all classes of common shares	48.0	47.2	47.1

Earnings (loss) per share attributable to Quad/Graphics common shareholders:
Basic:
Continuing operations	$0.67	$1.14	$(0.18)
Discontinued operations	—	0.66	(0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders	$0.67	$1.80	$(1.00)

Diluted:
Continuing operations	$0.65	$1.13	$(0.18)
Discontinued operations	—	0.65	(0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders	$0.65	$1.78	$(1.00)

Cash dividends paid per common share for all classes of common shares	$1.20	$3.00	$0.60